Accruals and Other Payables	12 Months Ended
Dec. 31, 2024
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES
12.	ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Payroll payable	2,537,983	2,958,302	380,847
Accrued expenses	2,971,794	630,462	81,165
Customer deposits	1,544,620	1,544,620	198,852
Contract liabilities	-	7,530,159	969,419
Other taxes	137,378	64,091	8,251
Others	11,455	30,670	3,948
Total	7,203,230	12,758,304	1,642,482

Contract liabilities are comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	1,120,595	-	-
Addition	-	7,584,619	976,430
Recognized as revenue	(1,120,595)	(54,460)	(7,011)
Ending balance	-	7,530,159	969,419

During the year ended December 31, 2022, 2023 and 2024, revenue of HK$682,149, HK$1,120,595 and nil (approximately nil), respectively, was recognized that was included in the contract liabilities balance at the beginning of the year.